Quarterly Holdings Report
for
Fidelity Freedom® 2015 Fund
December 31, 2025
F15-NPRT3-0226
1.811323.121
Bond Funds - 55.5%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (b)	49,450,660	486,594,499
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	22,885,765	173,474,097
Fidelity Series Emerging Markets Debt Fund (b)	2,603,808	22,210,486
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	779,287	7,434,397
Fidelity Series Floating Rate High Income Fund (b)	350,726	3,086,386
Fidelity Series High Income Fund (b)	2,533,892	22,576,979
Fidelity Series International Credit Fund (b)	734,084	6,203,010
Fidelity Series International Developed Markets Bond Index Fund (b)	23,302,272	197,603,270
Fidelity Series Investment Grade Bond Fund (b)	129,190,901	1,316,455,280
Fidelity Series Long-Term Treasury Bond Index Fund (b)	23,725,569	127,880,818
Fidelity Series Real Estate Income Fund (b)	394,293	3,986,305
TOTAL BOND FUNDS (Cost $2,578,148,222)		2,367,505,527

Domestic Equity Funds - 21.3%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (b)	2,346,745	32,666,692
Fidelity Series Blue Chip Growth Fund (b)	3,915,646	89,981,556
Fidelity Series Commodity Strategy Fund (b)	508,939	49,239,873
Fidelity Series Growth Company Fund (b)	5,903,656	160,933,656
Fidelity Series Intrinsic Opportunities Fund (b)	1,964,319	20,880,710
Fidelity Series Large Cap Stock Fund (b)	5,991,891	159,983,495
Fidelity Series Large Cap Value Index Fund (b)	2,616,792	47,704,126
Fidelity Series Opportunistic Insights Fund (b)	3,765,725	96,063,652
Fidelity Series Small Cap Core Fund (b)	349,699	4,727,935
Fidelity Series Small Cap Discovery Fund (b)	1,233,886	13,560,411
Fidelity Series Small Cap Opportunities Fund (b)	1,885,678	30,585,705
Fidelity Series Stock Selector Large Cap Value Fund (b)	7,327,990	106,402,416
Fidelity Series Value Discovery Fund (b)	5,685,015	96,815,809
TOTAL DOMESTIC EQUITY FUNDS (Cost $493,008,058)		909,546,036

International Equity Funds - 16.9%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	3,516,617	69,453,180
Fidelity Series Emerging Markets Fund (b)	3,887,300	45,636,906
Fidelity Series Emerging Markets Opportunities Fund (b)	7,518,710	185,336,203
Fidelity Series International Growth Fund (b)	6,411,050	122,515,174
Fidelity Series International Small Cap Fund (b)	2,784,061	49,806,857
Fidelity Series International Value Fund (b)	7,935,779	123,798,157
Fidelity Series Overseas Fund (b)	8,213,298	122,624,534
Fidelity Series Select International Small Cap Fund (b)	242,651	3,353,439
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $424,344,577)		722,524,450

Short-Term Funds - 0.7%
	Shares	Value ($)
Fidelity Series Short-Term Credit Fund (b) (Cost $30,599,183)	3,082,001	31,035,750

U.S. Treasury Obligations - 0.3%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 1/22/2026 (d)	3.82 to 3.83	5,230,000	5,219,676
US Treasury Bills 0% 1/29/2026 (d)	3.76 to 3.81	4,950,000	4,936,928
US Treasury Bills 0% 3/19/2026 (d)	3.56	580,000	575,681
TOTAL U.S. TREASURY OBLIGATIONS (Cost $10,729,521)			10,732,285

Money Market Funds - 5.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	3.79	6,464,036	6,465,329
Fidelity Series Government Money Market Fund (b)(f)	3.84	218,083,579	218,083,579
TOTAL MONEY MARKET FUNDS (Cost $224,548,978)			224,548,908

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $3,761,378,539)	4,265,892,956
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1,738,716)
NET ASSETS - 100.0%	4,264,154,240

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	61	3/2026	8,851,405	6,647

Interest Rate Contracts
CBOT 10Y Ultra US Treasury Notes Contracts (United States)	1,615	3/2026	185,346,484	(1,059,595)
CBOT US Treasury Long Bond Contracts (United States)	277	3/2026	31,915,594	(374,648)

TOTAL INTEREST RATE CONTRACTS				(1,434,243)

TOTAL LONG				(1,427,596)

SHORT

Equity Contracts
CME E-Mini Russell 2000 Index Contracts (United States)	173	3/2026	21,607,700	418,626
CME E-Mini S&P 500 Index Contracts (United States)	212	3/2026	73,060,500	36,648
ICE MSCI Emerging Markets Index Contracts (United States)	50	3/2026	3,528,500	623

TOTAL SHORT				455,897

TOTAL FUTURES CONTRACTS				(971,699)
The notional amount of long futures as a percentage of Net Assets is 5.2%.
The notional amount of short futures as a percentage of Net Assets is 2.3%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated fund.
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $10,732,285.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	18,870,370	68,726,501	81,131,578	270,005	106	(70)	6,465,329	6,464,036	0.0%
Total	18,870,370	68,726,501	81,131,578	270,005	106	(70)	6,465,329

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	453,673,549	94,121,348	55,568,375	18,833,602	(7,329)	(5,624,694)	486,594,499	49,450,660
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	195,874,012	8,039,078	26,497,517	7,770,115	(7,139,838)	3,198,362	173,474,097	22,885,765
Fidelity Series All-Sector Equity Fund	29,612,635	4,259,012	7,245,769	1,777,062	1,461,151	4,579,663	32,666,692	2,346,745
Fidelity Series Blue Chip Growth Fund	86,877,366	5,030,125	27,977,114	3,485,297	8,322,048	17,729,131	89,981,556	3,915,646
Fidelity Series Canada Fund	47,165,982	18,194,187	7,250,184	1,416,385	1,217,956	10,125,239	69,453,180	3,516,617
Fidelity Series Commodity Strategy Fund	8,679,983	41,573,321	1,530,160	424,741	51,184	465,545	49,239,873	508,939
Fidelity Series Emerging Markets Debt Fund	22,502,574	1,077,204	2,876,742	1,043,547	(364,881)	1,872,331	22,210,486	2,603,808
Fidelity Series Emerging Markets Debt Local Currency Fund	7,181,221	498,181	747,345	489,389	(3,713)	506,053	7,434,397	779,287
Fidelity Series Emerging Markets Fund	50,159,388	1,666,799	19,005,786	1,142,622	3,891,981	8,924,524	45,636,906	3,887,300
Fidelity Series Emerging Markets Opportunities Fund	200,762,373	5,366,637	72,700,395	4,803,917	23,007,082	28,900,506	185,336,203	7,518,710
Fidelity Series Floating Rate High Income Fund	3,416,025	201,814	516,257	195,699	(45,373)	30,177	3,086,386	350,726
Fidelity Series Government Money Market Fund	197,608,024	43,924,380	23,448,825	6,609,740	-	-	218,083,579	218,083,579
Fidelity Series Growth Company Fund	158,854,040	18,886,407	60,620,207	15,537,044	22,799,673	21,013,743	160,933,656	5,903,656
Fidelity Series High Income Fund	23,154,310	1,307,363	2,834,337	1,274,266	(99,860)	1,049,503	22,576,979	2,533,892
Fidelity Series International Credit Fund	5,933,233	277,378	51,682	277,377	4,079	40,002	6,203,010	734,084
Fidelity Series International Developed Markets Bond Index Fund	205,370,797	20,138,997	25,021,624	7,882,841	(1,339,167)	(1,545,733)	197,603,270	23,302,272
Fidelity Series International Growth Fund	119,250,439	17,168,703	23,995,555	9,761,119	8,832,736	1,258,851	122,515,174	6,411,050
Fidelity Series International Small Cap Fund	58,448,043	7,646,306	21,657,292	6,831,631	6,057,236	(687,436)	49,806,857	2,784,061
Fidelity Series International Value Fund	134,493,683	12,792,165	42,915,339	12,585,912	18,889,288	538,360	123,798,157	7,935,779
Fidelity Series Intrinsic Opportunities Fund	23,026,291	2,841,451	5,657,608	2,409,697	166,885	503,691	20,880,710	1,964,319
Fidelity Series Investment Grade Bond Fund	1,382,265,427	102,309,414	184,572,357	44,097,570	(10,136,666)	26,589,462	1,316,455,280	129,190,901
Fidelity Series Large Cap Stock Fund	156,537,168	18,075,216	42,528,954	15,563,957	14,946,227	12,953,838	159,983,495	5,991,891
Fidelity Series Large Cap Value Index Fund	47,465,060	4,624,822	8,840,235	1,636,229	2,089,472	2,365,007	47,704,126	2,616,792
Fidelity Series Long-Term Treasury Bond Index Fund	157,464,313	11,100,474	37,359,792	4,273,028	(12,704,971)	9,380,794	127,880,818	23,725,569
Fidelity Series Opportunistic Insights Fund	94,157,732	17,061,309	26,104,747	13,742,207	11,198,768	(249,410)	96,063,652	3,765,725
Fidelity Series Overseas Fund	124,664,781	11,746,601	20,161,076	10,289,848	7,169,377	(795,149)	122,624,534	8,213,298
Fidelity Series Real Estate Income Fund	4,246,950	206,950	523,844	200,717	5,828	50,421	3,986,305	394,293
Fidelity Series Select International Small Cap Fund	784,519	2,472,861	472,855	100,453	43,380	525,534	3,353,439	242,651
Fidelity Series Short-Term Credit Fund	35,463,757	1,267,086	5,800,843	1,197,924	55,312	50,438	31,035,750	3,082,001
Fidelity Series Small Cap Core Fund	4,967,727	43,566	1,374,142	38,988	(42,273)	1,133,057	4,727,935	349,699
Fidelity Series Small Cap Discovery Fund	14,525,224	1,432,311	3,447,751	1,357,582	(84,209)	1,134,836	13,560,411	1,233,886
Fidelity Series Small Cap Opportunities Fund	31,827,511	1,712,662	9,163,674	1,393,440	2,846,805	3,362,401	30,585,705	1,885,678
Fidelity Series Stock Selector Large Cap Value Fund	105,603,253	15,122,463	21,435,093	7,821,363	1,833,823	5,277,970	106,402,416	7,327,990
Fidelity Series Value Discovery Fund	98,535,071	10,619,289	20,452,961	5,423,935	3,475,282	4,639,128	96,815,809	5,685,015
	4,290,552,461	502,805,880	810,356,437	211,689,244	106,397,293	159,296,145	4,248,695,342

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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